Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Cost, Supplemental Cash Flow, and Other Information Related to Leases	Lease costs incurred by lease type were as follows for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020
Lease cost
Operating lease cost	$65,555	$67,279
Variable lease cost (1)	20,045	18,689

Total lease cost (2)	$85,600	$85,968

(1)	Includes short term lease costs, which are not material.
(2)	Sublease income was not material.
Other supplemental quantitative disclosures were as follows for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$65,678	$61,993
Cash payments related to lease terminations	$4,570	$—
Right-of-use assets obtained in exchange for new operating lease liabilities	$28,759	$14,067
Average lease terms and discount rates as of December 31, 2021 and December 31, 2020 were as follows:

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term:
Operating leases	6.4 years	6.7 years
Weighted-average discount rate:
Operating leases	6.5%	6.5%

Schedule of Estimated Undiscounted Future Lease Payments
Estimated undiscounted future lease payments under
non-cancellable
operating leases, along with a reconciliation of the undiscounted cash flows to operating lease liabilities, respectively, at December 31, 2021 were as follows (in thousands):

Year
2022	$66,916
2023	64,314
2024	57,370
2025	48,508
2026	42,278
Thereafter	92,133

Total undiscounted future cash flows	$371,519
Less: Imputed Interest	(71,489)

Present value of future cash flows	$300,030

Presentation on Balance Sheet
Current	$49,433
Non-current	$250,597